WESTERN ASSET TRUST, INC.

                                 CORE PORTFOLIO

                             REPORT TO SHAREHOLDERS

                            FOR THE SIX MONTHS ENDED

                               DECEMBER 31, 1996

                                                              February 25, 1997





Dear Shareholder:

         Enclosed are the mid-year financial statements for the Western Asset Trust Core Portfolio, covering the period July 1 - December 31, 1996.

         Now in its seventh year of operation, the fund continues to enjoy positive investment results relative to its benchmark both for this period and since inception. Total assets have risen to over $550 million, with more than 40 participants.

         The principal factors behind the fund's recent performance, when it returned 5.4% (net of all fees) versus the broad market's 4.9% return, were its longer than market duration posture, which was rewarded by declining interest rates, and its emphasis on corporate and mortgage-backed securities, which profited from a narrowing of their yield spreads versus other domestic market sectors.

         Please feel free to call if you have any questions.


                                                        Sincerely,

                                                        /s/ W. Curtis Livingston
                                                        ------------------------
                                                        W. Curtis Livingston
                                                        President





Enclosure

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               December 31, 1996
                             (Amounts in Thousands)
                                  (Unaudited)

                                                     Principal
                                                      Amount            Value
                                                     ---------          -----
CORPORATE BONDS AND NOTES -12.2%
Banking and Finance - 1.5%
   General Motors Acceptance Corp.
     0%(D)          6/15/15                          $ 14,900          $  3,894
   JPM Capital Trust I
     7.54%          1/15/27                             3,800             3,714
   Northern Trust Company
     6.70%          9/15/05                               300               296
                                                                       --------
                                                                          7,904
                                                                       --------
Food and Beverage - 1.8%
   Coca-Cola Company
     7.875%   9/15/98                                     100               103
   Philip Morris Companies, Inc.
     8.75%          6/1/01                                100               107
   RJR Nabisco, Inc.
     8.75%          4/15/04                               320               323
     8.75%          8/15/05                             3,400             3,415
     8.75%          7/15/07                             5,530             5,522
                                                                       --------
                                                                          9,470
                                                                       --------
Industrial - 4.7%
   Loews Corporation
     8.25%          1/15/07                             2,100             2,175
     7.625%   6/1/23                                    8,459             8,300
   Millenium America Incorporated
     7.625%   11/15/26                                  3,800             3,675
   TCI Communications Incorporated
     8.75%          8/1/15                             11,620            11,479
                                                                       --------
                                                                         25,629
                                                                       --------
Media and Entertainment - 3.5%
   News America Holdings Incorporated
     7.75%          12/1/45                             6,500             6,053
     8.25%          10/17/96                            4,100             4,044
   Time Warner Entertainment Company, L.P.
     8.375%   7/15/33                                   6,070             6,092

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS -Continued
                             (Amounts in Thousands)

                                                     Principal
                                                      Amount            Value
                                                     ---------          -----
CORPORATE BONDS AND NOTES -Continued
Media and Entertainment - Continued
   Time Warner Incorporated
     8.18%          8/15/07                          $    600         $    615
     6.85%          1/15/26                             2,000            1,950
                                                                      --------
                                                                        18,754
                                                                      --------
Oil and Gas - 0.2%
   Phillips Petroleum Company
     8.49%          1/1/23                              1,000            1,057
                                                                      --------
Utilities - 0.5%
   Public Service Electric & Gas Company
     6.125%   8/1/02                                      200              194
   System Energy Resources, Inc
     7.43%          1/15/11                             2,726            2,642
                                                                      --------
                                                                         2,836
                                                                      --------
Total Corporate Bonds and Notes
   (Identified Cost - $65,696)                                          65,650
------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - 5.5%
Fixed-rate Securities - 2.1%
   Auto Info Receivable 96-1(G)
     6.53%          10/30/01                            2,761            2,768
   Midstate Trust II Class A-4
     9.625%   4/1/03                                      700              763
   Northwest Airlines
     7.67%          1/2/15                              6,000            6,215
   Premier Auto Trust
     6.575%   10/6/00                                   1,250            1,262
   Rural Housing Trust 1987 - 1
     3.33%          10/1/28                                58               55
                                                                       -------
                                                                        11,063
                                                                       -------
Stripped Securities(C) - 0.4%
   Option One CTS Arm Trust
     3.039%1        3/25/01                            39,855            2,067
                                                                       -------

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                     Principal
                                                      Amount            Value
                                                     ---------          -----
ASSET-BACKED SECURITIES - Continued
Indexed Securities(B) - 3.0%
   First Usa Credit Card Master Trust(G)
     6.531%   2/10/06                                $ 10,000          $  9,950
   Matterhorn One Limited Trust Certificates(G)
     5.981%   6/21/06                                   6,434             6,442
                                                                       --------
                                                                         16,392
                                                                       --------
Total Asset-Backed Securities
   (Identified Cost - $29,606)                                           29,522
-------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES - 8.3%
Fixed-rate Securities - 5.5%
   Asset Securitization Corporation
     6.92%          2/14/29                             8,384             8,376
   DLJ Mortgage Acceptance Corporation
     7.29%          11/12/21                            8,100             8,222
   Nomura Asset Securities Corporation
     7.07%          4/13/36                             3,014             3,046
     7.12%          4/13/36                             4,500             4,545
   Resolution Trust Corporation
     8.15%          1/25/21                               427               426
     9.20%          6/25/24                             5,116             5,141
                                                                       --------
                                                                         29,756
                                                                       --------
Variable-rate Securities(A) - 2.8%
   Resolution Trust Corporation
     6.881%   5/25/21                                   1,612             1,608
     6.947%   10/25/21                                  3,303             3,207
     6.963%   6/25/24                                   8,000             7,841
     7.342%   10/25/28                                    256               251
     7.981%   9/25/29                                   2,096             2,099
                                                                       --------
                                                                         15,006
                                                                       --------

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                     Principal
                                                      Amount            Value
                                                     ---------          -----
MORTGAGE-BACKED SECURITIES - Continued
Stripped Security(C) - N.M.
   Structured Mortgage Asset Residential Trust
     .138%(1)         1/25/23                        $ 32,065         $      85
                                                                      ---------


Total Mortgage-backed Securities
   (Identified Cost - $44,429)                                           44,847
-------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 35.9%
Fixed-rate Securities - 35.0%
   Federal Home Loan Bank
     7.50%          12/6/10                               500               490
     7.30%          12/27/10                              750               729
     7.10%          2/28/11                               500               482
                                                                      ---------
                                                                          1,701
                                                                      ---------
   United States Treasury Bonds
     6.00%          2/15/26                            67,490            61,427
     6.75%          8/15/26                            40,620            40,925
     6.50%          11/15/26                              300               294
                                                                      ---------
                                                                        102,646
                                                                      ---------
   United States Treasury Notes
     5.875%   11/15/99                                 32,500            32,373
     6.875%   3/31/00                                  18,290            18,702
     6.625%   7/31/01                                  19,090            19,394
     6.25%    10/31/01                                 13,990            14,003
                                                                      ---------
                                                                         84,472
                                                                      ---------
Stripped Securities(C) - 0.9%
   Federal National Mortgage Association
     0%(D,E)        3/9/02                              1,100             1,089
                                                                      ---------

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                     Principal
                                                      Amount            Value
                                                     ---------          -----
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - Continued
Stripped Securities(C) - Continued
   Resolution Funding Corporation
     0%(1)          1/15/17                          $  3,222         $     804
     0%(1)          4/15/17                             2,426               595
     0%(2)          10/15/19                            7,260             1,484
                                                                      ---------
                                                                          2,883
                                                                      ---------
   Tennessee Valley Authority
     0%(1)          11/1/19                             3,064               575
                                                                      ---------
Total U.S. Government and Agency Obligations
   (Identified Cost - $190,677)                                         193,366
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - 25.7%
Fixed-rate Securities - 22.7%
   Federal Home Loan Mortgage Corporation
     8.25%          8/1/01                                 68                70
     8.44%          10/27/04                              500               509
     8.40%          1/15/05                                56                56
     6.75%          10/15/05                              789               795
     9.30%          4/15/19                             2,778             3,083
     7.00%          4/1/24 to 4/1/26                   43,173            42,404
     6.50%          3/1/26 to 5/1/26                   22,039            21,077
                                                                      ---------
                                                                         67,994
                                                                      ---------
   Federal Housing Authority USGI #68
     7.43%          3/1/21                                314               306
                                                                      ---------
   Federal National Mortgage Association
     9.00%          9/25/04                             3,963             4,123
     7.00%          4/25/05                             1,430             1,444
     8.80%          1/25/19                             2,000             2,086
     9.50%          7/25/20                             3,715             4,056
     7.00%          1/1/27(I)                          26,600            26,010
                                                                      ---------
                                                                         37,719
                                                                      ---------

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                     Principal
                                                      Amount            Value
                                                     ---------          -----
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   SECURITIES - Continued
Fixed-rate Securities - Continued
   Government National Mortgage Association
     10.00%        11/15/09                          $     10          $     11
     8.00%         11/15/26                             9,898            10,096
     8.00%         1/1/27(I)                            6,000             6,120
                                                                       --------
                                                                         16,227
                                                                       --------
Variable-rate Security(A) - 1.8%
   Government National Mortgage Association
     7.125%        4/20/25                              9,471             9,691
                                                                       --------
Stripped Securities(C) - 1.2%
   Federal Home Loan Mortgage Corporation
     10.00%(1)     3/1/21                               3,177               878
     0%(2)         7/15/22                                523               403
     0%(2)         9/15/22                              1,912             1,785
                                                                       --------
                                                                          3,066
                                                                       --------
   Federal National Mortgage Association
     9.50%(1)      2/1/17                                 380               115
     1009.25%(1)   8/25/21                                 17               497
     0%(2)         5/25/22                              3,693             2,955
                                                                       --------
                                                                          3,567
                                                                       --------
Total U.S. Government Agency Mortgage-Backed
   Securities
   (Identified Cost - $137,474)                                         138,570
-------------------------------------------------------------------------------

YANKEE BONDS(F) - 2.4%
Fixed-rate Securities - 1.6%
   Banque Paribas
     8.35%         6/15/07                              3,250             3,483
     6.875%        3/1/09                               2,100             1,990
   YPF Sociedad Anonima
     7.50%         10/26/02                             3,210             3,245
                                                                       --------
                                                                          8,718
                                                                       --------

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                     Principal
                                                      Amount            Value
                                                     ---------          -----
YANKEE BONDS(F) - Continued
Indexed Security(B) - 0.8%
   United Mexican States(G)
     7.563%   8/6/01                                 $ 4,500           $  4,509
                                                                       --------


Total Yankee Bonds
   (Identified Cost - $13,012)                                           13,227
-------------------------------------------------------------------------------
                                                      Shares
                                                      ------
COMMON STOCK  - 2.2%
   Blackrock 2001 Term Trust, Inc.                     1,492             11,748
                                                                       --------


Total Common Stock
   (Identified Cost - $11,766)                                           11,748
-------------------------------------------------------------------------------


PREFERRED STOCK - 0.8%
   News Corporation Limited(G)
     5.00%          11/12/16                           7,300              4,503
                                                                       --------


Total Preferred Stock
   (Identified Cost - $4,610)                                             4,503
-------------------------------------------------------------------------------


WARRANTS(J) - 0.4%
   News Corporation Limited(G)                            73              2,359
                                                                       --------


Total Warrants
   (Identified Cost - $2,697)                                             2,359
-------------------------------------------------------------------------------

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                                     Principal
                                                                      Amount            Value
                                                                     ---------          -----
SHORT-TERM INVESTMENTS - 9.4%
Corporate - 2.4%
Fixed-rate Security - 2.4%
   ICI Wilmington Incorporated
     7.625%   3/15/97                                                $     100        $     100
                                                                                      ---------

Indexed Security(B) - N.M.
   Ford Motor Credit Company
     5.50%          3/14/97                                             12,995           12,995
                                                                                      ---------


U. S. Government Obligations and Agency - 0.4%
Fixed-rate Security - 0.3%
   United States Treasury Bill
     5.35%          1/9/97                                               1,750            1,748(H)
                                                                                      ---------

Indexed Security(B) - 0.1%
   Student Loan Marketing Association
     5.57%          11/20/97                                               250              251
                                                                                      ---------

Repurchase Agreement - 6.6%
   J.P. Morgan Securities, Inc.
     6.80% dated 12/31/96, to be repurchased at $35,487
     on 1/2/97 (Collateral: $15,225 Tennessee Valley Authority
     Bonds, 6.75% to 8.625% due 11/1/25 to 11/15/29, value $15,583;
     $4,000 Student Loan Marketing Association Medium-term
     note, 5.20% due 2/26/99, value $4,103; $9,950 Federal National
     Mortgage Association Medium-term notes, 6.45% to 6.71%
     due 10/14/99 to 7/24/01, value $10,475; $6,595 Federal Home
     Loan Mortgage Association Medium-term note 7.176% due
     10/30/06, value $6,754)                                            35,474           35,474
                                                                                      ---------

Total Short-term Investments
   (Identified Cost - $50,539)                                                           50,568
-----------------------------------------------------------------------------------------------

Total Investments - 102.8%
   (Identified Cost - $550,506)                                                         554,360
-----------------------------------------------------------------------------------------------

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)


                                     Expiration     Actual       Appreciation/
                                        Date       Contracts    (Depreciation)

OPTION WRITTEN
   Treasury Bond Future Call
       Strike Price $116.00          February 97      205            $ 185
                                                                     -----

FUTURES CONTRACT PURCHASED
   Five-year Treasury Note Future     March 97        633             (575)
                                                                     -----

FUTURES CONTRACTS SOLD
   Ten-year Treasury Note Future      March 97         78              114
   Treasury Bond Future               March 97        289              504
                                                                     -----
                                                                       618
                                                                     =====

(A)The coupon rates shown on variable rate securities are the rates at December 31, 1996. These rates vary with the weighted average coupon of the underlying loans.
(B)Indexed Security - The rate of interest earned on these securities is tied to an index such as the Cost of Funds Index (COFI), three month Treasury Bill rate or London Interbank Offered Rate (LIBOR). The coupon rate shown is the rate at December 31, 1996.
(C)Stripped Security - A security with interest-only or principal-only payment streams, denoted by the superscript 1 and 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
(D)Zero-coupon Bond - A bond with no periodic interest which is sold at such a discount as to produce a current yield-to-maturity.
(E)This particular zero-coupon bond is callable on March 9, 1997. If not called, interest will accrue at 7.89% until maturity.
(F)Yankee Bond - Dollar denominated bond issued in the U.S by foreign  entities.
(G)Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers.
(H)Collateral to cover futures sold.
(I)When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
(J)Non-income producing.
N.M.Not meaningful.

See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABLITIES
                                December 31, 1996
                                   (Unaudited)

       Assets

Investments at value (Identified Cost -$550,505,640)                     $ 554,359,548
Receivable for:
     Investments sold                                                       11,134,542
     Fund shares sold                                                          208,000
     Futures variation margin                                                  125,469
Interest receivable                                                          6,946,711
Dividends receivable                                                            98,038
Other assets                                                                    16,072
                                                                         -------------
         Total assets                                                      572,888,380

              Liabilities

Payable for:
     Investments purchased                                                  33,545,557
     Income distribution due                                                     6,857
Options written, at market (premiums received $291,119)                        105,703
Due to adviser and administrator                                               205,746
Accrued expenses                                                                22,846
                                                                         -------------
         Total liabilities                                                  33,886,709
                                                                         -------------
Net assets                                                               $ 539,001,671
                                                                         =============


              Analysis of Net Assets

Common stock at par value $.001 per share, authorized
     1,000,000,000 shares; issued and outstanding 4,839,175 shares       $       4,839

Accumulated paid-in capital                                                531,752,582

Overdistribution of net investment income                                   (1,657,095)

Undistributed net realized gain on investments, options and futures          4,819,257

Unrealized appreciation of investments, options and futures                  4,082,088
                                                                         -------------
Net assets                                                               $ 539,001,671
                                                                         =============

Net asset value, offering price, and redemption price per share                $111.38
                                                                               =======

See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                             STATEMENT OF OPERATIONS
                   For the Six Months Ended December 31, 1996
                                   (Unaudited)


Investment Income:
     Interest                                                      $ 17,709,037
     Dividend                                                            91,779
                                                                   ------------
                                                                                       $ 17,800,816

Expenses:
     Advisory fee                                                     1,022,587
     Administrative fee                                                 127,823
     Custodian fee                                                       71,500
     Registration fees                                                   19,930
     Legal and audit fees                                                18,130
     Directors' fees                                                      7,937
     Reports to shareholders                                              4,061
     Transfer agent and shareholder servicing expense                     1,841
     Other expenses                                                       8,650
                                                                   ------------
                                                                      1,282,459
         Less fees waived                                                (4,813)
                                                                   ------------
         Total expenses, net of waivers                                                   1,277,646
                                                                                       ------------


Net Investment Income                                                                    16,523,170

Net Realized and Unrealized Gain on Investments:
     Realized gain on investments, options and futures                6,781,223
     Unrealized appreciation of investments options and futures       3,310,961
                                                                   ------------
Net Realized and Unrealized Gain on Investments                                          10,092,184
                                                                                       ------------

Increase in Net Assets Resulting from Operations                                       $ 26,615,354
                                                                                       ============

See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


                                                        For the                For the
                                                   Six Months Ended          Year Ended
                                                   December 31, 1996        June 30, 1996
                                                   -----------------        -------------
                                                      (Unaudited)
Change in Net Assets:
Net investment income                                $  16,523,170          $  24,557,119
Net realized gain on investments,
     options and futures                                 6,781,223              2,279,243
Change in unrealized appreciation of
     investments, options and futures                    3,310,961              (9,811,62)
                                                     -------------          -------------
Increase in net assets resulting from operations        26,615,354             17,024,734

Distributions to shareholders from:
     Net investment income                             (22,891,328)           (22,394,910)
     Net realized gain on investments                     (306,044)             (1,507,66)
Increase in net assets from Fund share
     transactions                                       81,884,221            123,803,625
                                                     -------------          -------------
Increase in net assets                                  85,302,203            116,925,788

Net Assets:

     Beginning of period                               453,699,468            336,773,680
                                                     -------------          -------------

     End of period (including (over)/under
     distributed net investment income
     of $(1,657,095)and $7,058,516, respectively)    $ 539,001,671          $ 453,699,468
                                                     =============          =============


See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                              FINANCIAL HIGHLIGHTS


       Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                              For the
                                          Six Months Ended
                                            December 31,                     For the Years Ended June 30,
                                                1996          1996         1995         1994          1993         1992
                                        -------------------------------------------------------------------------------
                                           (Unaudited)
Per Share Operating Performance:
   Net asset value, beginning of period   $  110.46       $  112.17   $   105.02    $  116.64    $  112.04    $  106.28
                                          -------------------------------------------------------------------------------

Net investment income(A)                       3.44           6.70          6.82         5.64         6.57         6.90
Net realized and unrealized gain (loss)
   on investments, options and futures         2.48          (1.36)         7.19        (6.28)        8.71         8.72
                                          -----------------------------------------------------------------------------
Total from investment operations               5.92           5.34         14.01        (0.64)       15.28        15.62
                                          -----------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                      (4.93)         (6.61)        (6.86)       (6.11)       (6.72)       (7.11)
   Net realized gain on investments           (0.07)         (0.44)         -           (4.87)       (3.96)       (2.75)
                                          -----------------------------------------------------------------------------
Total distributions                           (5.00)         (7.05)        (6.86)      (10.98)      (10.68)       (9.86)
                                          ------------------------------------------------------------------------------

Net asset value, end of period            $  111.38       $ 110.46     $  112.17    $  105.02    $  116.64    $  112.04
                                          =============================================================================

Total return(A)                                5.38%(B)       4.86%        14.12%       -0.89%       14.52%       15.61%

Ratios/Supplemental Data:
Ratios to average net assets:
   Expenses(A)                                 0.50%(C)       0.50%         0.50%        0.50%        0.50%        0.50%
   Net investment income(A)                     6.5%(C)        6.3%          7.0%         6.0%         6.0%         6.8%

Portfolio turnover rate                       378.4%(C)      266.0%        257.9%       272.5%       313.1%       299.7%

Net assets, end of period
       (in thousands)                      $539,002       $453,699      $336,774     $205,959     $135,886      $92,892


(A) Net of investment advisory fees waived pursuant to a voluntary expense limitation of 0.50%, including a voluntary administrative fee limitation of 0.05%.
(B)  Not Annualized
(C)  Annualized
     See notes to financial statements.

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


1.  Significant Accounting Policies:

The Western Asset Trust, Inc. ("Corporation") is registered under the Investment Company Act of 1940, as amended. The Western Asset Trust Core Portfolio ("Fund"), formerly known as Western Asset Trust Full Range Duration Portfolio, a diversified, open-end management investment company, is one of the portfolios established by the Corporation. The Fund was organized on May 16, 1990 and had no operations prior to September 4, 1990, other than those related to organizational matters.

Security Valuation

Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation is used for debt obligations with 60 days or less remaining to maturity.

Options and Futures

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are marked-to-market on a daily basis. As a contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant.

Dividends to Shareholders

Net investment income for dividend purposes is recorded on the accrual basis and consists of interest income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serve to reduce or increase interest income.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis.

Use of Estimates

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Federal Income Taxes

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

2. Financial Instruments:

As part of the Fund's investment program, the Fund utilizes repurchase agreements, options and futures contracts. The nature and risk of these financial instruments and the reasons for using them are set forth more fully in the Corporation's Prospectus and Statement of Additional Information.

Repurchase Agreements

All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Fund's custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.

Option Transactions

A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. Risks arise from the possible illiquidity of the options market and from movements in security values. Call and put options written by the Fund and related premiums received during the period were as follows:

                                                     Calls                        Puts
                                            ----------------------------------------------------
                                            Contracts       Premiums      Contracts     Premiums
                                            ----------------------------------------------------
Options outstanding at June 30, 1996              412    $    302,693        -         $    -
Options written                                 1,340         841,405          259       109,855
Options closed                                 (1,104)       (681,488)        (259)     (109,855)
Options expired                                  (156)        (32,955)       -              -
Options exercised                                (287)       (138,536)       -              -
                                               ----------------------     ----------------------
Options outstanding at December 31, 1996          205    $    291,119        -              -
                                               ======================     ======================

2. Financial Instruments - Continued

Futures

The Fund has entered into futures contracts in connection with its interest rate management strategy. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates. The open long and short futures positions and related appreciation or depreciation at December 31, 1996 are described at the end of the "Portfolio of Investments", page 11.


3. Portfolio Transactions:

Purchases and sales of portfolio securities (excluding short-term, U.S. Government securities, written and purchased options and futures contracts) for the six months ended December 31, 1996, aggregated $282,998,760 and $274,541,813, respectively. Purchases and sales of U.S. Government securities aggregated $755,442,023 and $689,549,392, respectively for the same period.

At December 31, 1996, the cost of securities for federal income tax purposes was $550,505,560. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,167,467 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,313,480.


4.  Fund Share Transactions:

At December 31, 1996, there were 100,000,000 Fund shares authorized at $.001 par value. Transactions in Fund shares were as follows:

                                    For the Six Months Ended             For the Year Ended
                                        December 31, 1996                   June 30, 1996
                                   -------------------------      --------------------------
                                     Shares         Amount          Shares        Amount
                                   -------------------------      --------------------------
Sold                                 767,424    $  85,791,912      1,015,043  $ 113,947,873
Reinvestment of distributions        185,020       20,802,344        205,591     22,867,433
Repurchased                         (220,638)     (24,710,035)      (115,482)   (13,011,681)
--------------------------------------------------------------    --------------------------
     Net increase                    731,806    $  81,884,221      1,105,152  $ 123,803,625
==============================================================    ==========================

5.  Transactions with Affiliates:

The Fund has an administration agreement with Legg Mason Fund Adviser, Inc. ("Administrator"), a corporate affiliate of Legg Mason Wood Walker, Incorporated, ("Legg Mason") a member of the New York Stock Exchange and the distributor for the Fund. Under this agreement, the Administrator provides the Fund with administrative services for which the Fund pays a fee at an annual rate of 0.10% of average daily net assets of the Fund. The Administrator has voluntarily agreed to indefinitely limit its annual fee to 0.05% of the Fund's average daily net assets. At December 31, 1996, $22,865 was due to the Administrator.

Western Asset Management Company ("Adviser"), a corporate affiliate of the Administrator and Legg Mason, serves as investment adviser to the Fund. The Adviser is responsible for the actual investment activity of the Fund, for which the Fund pays a fee at an annual rate of 0.40% of average daily net assets of the Fund. The Adviser has voluntarily agreed to indefinitely waive its fees and reimburse the Fund to the extent necessary to limit the total expenses to an annual rate of 0.50% of the Fund's average daily net assets. Pursuant to this agreement, advisory fees of $4,813 were waived for the six months ended December 31, 1996, and $182,881 was due to the Adviser at December 31, 1996.